Operating Lease (Tables)	12 Months Ended
Dec. 31, 2025
Operating Lease [Abstract]
Schedule of Operating Lease

Operating lease:

December 31, 2025
U.S. dollars in thousands
Operating right of use asset	$170
Current operating lease liability	$98
Non-Current operating lease liability	$72
Total operating lease liability	$170

Schedule of Maturity Analysis of Company’s Lease Liability

Maturity analysis of the Company’s lease liability:

December 31, 2025
U.S. dollars in thousands
Less than one year	$90
Two years	90

Total operating lease payments	$180

Less: imputed interest	$(10)

Present value of lease liability	$170

Schedule of Weighted Average Remaining Lease Terms and Discount Rate

The following is a summary of weighted average remaining lease terms and discount rate for the Company’s leases:

December 31, 2025
Lease term (years)	2
Weighted average discount rate	6%

Presented hereunder are the lease payments the Company paid for the year ended December 31, 2025, 2024 and 2023:

	For the year ended December 31,
	2025	2024	2023
	U.S. dollars in thousands
Lease payments	80	75	75
	$80	$75	$75